Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Pre-tax income	¥ 1,403,083,834	$ 197,620,224	¥ 1,223,456,290	¥ 1,190,800,384
Cayman Islands
Income taxes
Pre-tax income	(3,703,756)	(521,663)	(5,585,777)	(6,463,771)
Hong Kong entities
Income taxes
Pre-tax income	(17,584,906)	(2,476,783)	12,667,827	948,973
Chinese Mainland entities
Income taxes
Pre-tax income	¥ 1,424,372,496	$ 200,618,670	¥ 1,216,374,240	¥ 1,196,315,182